Segment Reporting - Reconciliation of Restaurant-Level Earning Before Income Taxes Depreciation Amortization to Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restaurant-level EBITDA									$ 56,517	$ 47,325	$ 38,713
Less pre-opening costs									4,058	3,018	798
Less general and administrative									13,449	10,640	7,512
Less management and accounting fees paid to related party									1,252	3,399	3,345
Less asset advisory agreement termination fee									3,000
Less initial public offering transaction bonuses									1,462
Less depreciation and amortization									8,675	6,998	6,459
Operating income	$ 10,680	$ (923)	$ 6,611	$ 8,253	$ 11,148	$ 3,195	$ 3,246	$ 5,681	$ 24,621	$ 23,270	$ 20,599